PORTFOLIO OF INVESTMENTS

1ST QUARTER

USAA TARGET RETIREMENT FUNDS

MARCH 31, 2019

(Form N-Q)

88215-0519	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	BONDS (68.9%)
	FIXED-INCOME FUNDS (68.9%)
10,574,540	USAA Government Securities Fund Institutional Shares	$102,996
1,028,019	USAA High Income Fund Institutional Shares	8,080
5,099,352	USAA Income Fund Institutional Shares	65,884
5,426,555	USAA Short-Term Bond Fund Institutional Shares	49,653

	Total Fixed-Income Funds (cost: $223,629)	226,613

	Total Bonds (cost: $223,629)	226,613

	EQUITY SECURITIES (30.8%)
	EQUITY & ALTERNATIVE (30.8%)
263,079	USAA Capital Growth Fund Institutional Shares	2,957
81,359	USAA Emerging Markets Fund Institutional Shares	1,450
3,171,489	USAA Global Managed Volatility Fund Institutional Shares	33,300
188,653	USAA Growth Fund Institutional Shares	5,624
203,916	USAA Income Stock Fund Institutional Shares	3,901
404,398	USAA International Fund Institutional Shares	11,703
87,345	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	3,903
133,978	USAA MSCI International Value Momentum Blend Index ETF(a)	6,106
18,285	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	934
149,900	USAA MSCI USA Value Momentum Blend Index ETF	7,530
62,924	USAA Precious Metals and Minerals Fund Institutional Shares(b)	818
82,274	USAA S&P 500 Index Fund Reward Shares	3,277
96,213	USAA Small Cap Stock Fund Institutional Shares	1,548
1,630,559	USAA Target Managed Allocation Fund	16,729
86,976	USAA Value Fund Institutional Shares	1,625

	Total Equity & Alternative (cost: $88,885)	101,405

	Total Equity Securities (cost: $88,885)	101,405

	MONEY MARKET INSTRUMENTS (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
1,284,358	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $1,284)	1,284

	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
139,500	Goldman Sachs Financial Square Government Fund Institutional Class, 2.37%(c) (cost: $140)	140

	Total Investments (cost: $313,938)	$329,442

1 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$226,613	$—	$—	$226,613
Equity Securities:
Equity & Alternative	101,405	—	—	101,405
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	1,284	—	—	1,284
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	140	—	—	140

Total	$329,442	$—	$—	$329,442

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	BONDS (51.7%)
	FIXED-INCOME FUNDS (51.7%)
31,835	USAA Core Intermediate-Term Bond ETF	$1,584
14,773,654	USAA Government Securities Fund Institutional Shares	143,895
1,864,035	USAA High Income Fund Institutional Shares	14,651
6,873,996	USAA Income Fund Institutional Shares	88,812
10,433	USAA Intermediate-Term Bond Fund Institutional Shares	110
5,515,029	USAA Short-Term Bond Fund Institutional Shares	50,463

	Total Fixed-Income Funds (cost: $290,421)	299,515

	Total Bonds (cost: $290,421)	299,515

	EQUITY SECURITIES (48.0%)
	EQUITY & ALTERNATIVE (48.0%)
721,752	USAA Capital Growth Fund Institutional Shares	8,113
143,260	USAA Emerging Markets Fund Institutional Shares	2,553
8,673,516	USAA Global Managed Volatility Fund Institutional Shares	91,072
650,610	USAA Growth Fund Institutional Shares	19,395
691,484	USAA Income Stock Fund Institutional Shares	13,228
1,056,958	USAA International Fund Institutional Shares	30,588
146,361	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	6,540
334,621	USAA MSCI International Value Momentum Blend Index ETF	15,250
53,393	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	2,727
410,383	USAA MSCI USA Value Momentum Blend Index ETF	20,615
110,440	USAA Precious Metals and Minerals Fund Institutional Shares(b)	1,436
276,700	USAA S&P 500 Index Fund Reward Shares	11,021
285,627	USAA Small Cap Stock Fund Institutional Shares	4,596
4,332,737	USAA Target Managed Allocation Fund	44,454
371,642	USAA Value Fund Institutional Shares	6,942

	Total Equity & Alternative (cost: $237,000)	278,530

	Total Equity Securities (cost: $237,000)	278,530

	MONEY MARKET INSTRUMENTS (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
1,726,198	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $1,726)	1,726

	Total Investments (cost: $529,147)	$579,771

3 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$299,515	$—	$—	$299,515
Equity Securities:
Equity & Alternative	278,530	—	—	278,530
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	1,726	—	—	1,726

Total	$579,771	$—	$—	$579,771

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (67.0%)
	EQUITY & ALTERNATIVE (67.0%)
2,254,381	USAA Capital Growth Fund Institutional Shares	$25,339
419,167	USAA Emerging Markets Fund Institutional Shares	7,470
26,116,351	USAA Global Managed Volatility Fund Institutional Shares	274,222
2,090,806	USAA Growth Fund Institutional Shares	62,327
2,224,686	USAA Income Stock Fund Institutional Shares	42,558
3,208,921	USAA International Fund Institutional Shares	92,866
432,058	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	19,306
978,123	USAA MSCI International Value Momentum Blend Index ETF	44,577
197,114	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	10,069
1,249,544	USAA MSCI USA Value Momentum Blend Index ETF	62,769
249,586	USAA Precious Metals and Minerals Fund Institutional Shares(b)	3,245
863,232	USAA S&P 500 Index Fund Reward Shares	34,383
959,604	USAA Small Cap Stock Fund Institutional Shares	15,440
12,954,616	USAA Target Managed Allocation Fund	132,914
1,821,863	USAA Value Fund Institutional Shares	34,032

	Total Equity & Alternative (cost: $746,861)	861,517

	Total Equity Securities (cost: $746,861)	861,517

	BONDS (32.4%)
	FIXED-INCOME FUNDS (32.4%)
98,632	USAA Core Intermediate-Term Bond ETF	4,908
22,058,495	USAA Government Securities Fund Institutional Shares	214,850
3,436,011	USAA High Income Fund Institutional Shares	27,007
8,974,890	USAA Income Fund Institutional Shares	115,956
22,425	USAA Intermediate-Term Bond Fund Institutional Shares	236
5,796,222	USAA Short-Term Bond Fund Institutional Shares	53,035

	Total Fixed-Income Funds (cost: $401,733)	415,992

	Total Bonds (cost: $401,733)	415,992

	MONEY MARKET INSTRUMENTS (0.6%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
7,388,299	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $7,388)	7,388

	Total Investments (cost: $1,155,982)	$1,284,897

5 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$861,517	$—	$—	$861,517
Bonds:
Fixed-Income Funds	415,992	—	—	415,992
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	7,388	—	—	7,388

Total	$1,284,897	$—	$—	$1,284,897

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (81.3%)
	EQUITY & ALTERNATIVE (81.3%)
3,036,970	USAA Capital Growth Fund Institutional Shares	$34,136
585,794	USAA Emerging Markets Fund Institutional Shares	10,439
35,203,362	USAA Global Managed Volatility Fund Institutional Shares	369,635
2,814,710	USAA Growth Fund Institutional Shares	83,906
2,959,922	USAA Income Stock Fund Institutional Shares	56,623
4,444,629	USAA International Fund Institutional Shares	128,628
578,083	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(a)	25,831
1,312,882	USAA MSCI International Value Momentum Blend Index ETF(a)	59,834
253,894	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	12,969
1,742,691	USAA MSCI USA Value Momentum Blend Index ETF	87,541
277,582	USAA Precious Metals and Minerals Fund Institutional Shares(b)	3,609
1,157,893	USAA S&P 500 Index Fund Reward Shares	46,119
1,360,864	USAA Small Cap Stock Fund Institutional Shares	21,896
17,446,156	USAA Target Managed Allocation Fund	178,998
2,454,024	USAA Value Fund Institutional Shares	45,841

	Total Equity & Alternative (cost: $1,004,669)	1,166,005

	Total Equity Securities (cost: $1,004,669)	1,166,005

	BONDS (18.3%)
	FIXED-INCOME FUNDS (18.3%)
76,293	USAA Core Intermediate-Term Bond ETF	3,797
14,471,704	USAA Government Securities Fund Institutional Shares	140,954
2,855,158	USAA High Income Fund Institutional Shares	22,442
5,577,652	USAA Income Fund Institutional Shares	72,063
16,164	USAA Intermediate-Term Bond Fund Institutional Shares	170
2,595,636	USAA Short-Term Bond Fund Institutional Shares	23,750

	Total Fixed-Income Funds (cost: $253,337)	263,176

	Total Bonds (cost: $253,337)	263,176

	MONEY MARKET INSTRUMENTS (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
6,142,357	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $6,142)	6,142

	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
2,050,350	Goldman Sachs Financial Square Government Fund Institutional Class, 2.37%(c) (cost: $2,050)	2,050

	Total Investments (cost: $1,266,198)	$1,437,373

7 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$1,166,005	$—	$—	$1,166,005
Bonds:
Fixed-Income Funds	263,176	—	—	263,176
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	6,142	—	—	6,142
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	2,050	—	—	2,050

Total	$1,437,373	$—	$—	$1,437,373

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (86.2%)
	EQUITY & ALTERNATIVE (86.2%)
1,836,535	USAA Capital Growth Fund Institutional Shares	$20,643
420,712	USAA Emerging Markets Fund Institutional Shares	7,497
21,459,532	USAA Global Managed Volatility Fund Institutional Shares	225,325
1,717,216	USAA Growth Fund Institutional Shares	51,190
1,772,793	USAA Income Stock Fund Institutional Shares	33,914
2,668,274	USAA International Fund Institutional Shares	77,220
357,400	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	15,970
798,656	USAA MSCI International Value Momentum Blend Index ETF(a)	36,398
170,557	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	8,712
1,038,466	USAA MSCI USA Value Momentum Blend Index ETF	52,166
155,949	USAA Precious Metals and Minerals Fund Institutional Shares(b)	2,027
691,472	USAA S&P 500 Index Fund Reward Shares	27,541
851,203	USAA Small Cap Stock Fund Institutional Shares	13,696
10,548,026	USAA Target Managed Allocation Fund	108,223
1,458,102	USAA Value Fund Institutional Shares	27,237

	Total Equity & Alternative (cost: $613,779)	707,759

	Total Equity Securities (cost: $613,779)	707,759

	BONDS (13.3%)
	FIXED-INCOME FUNDS (13.3%)
19,425	USAA Core Intermediate-Term Bond ETF	967
6,713,898	USAA Government Securities Fund Institutional Shares	65,393
261,128	USAA High Income Fund Institutional Shares	2,053
2,457,362	USAA Income Fund Institutional Shares	31,749
12,355	USAA Intermediate-Term Bond Fund Institutional Shares	130
940,796	USAA Short-Term Bond Fund Institutional Shares	8,608

	Total Fixed-Income Funds (cost: $106,735)	108,900

	Total Bonds (cost: $106,735)	108,900

	MONEY MARKET INSTRUMENTS (0.5%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
3,921,399	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $3,921)	3,921

	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
46,500	Goldman Sachs Financial Square Government Fund Institutional Class, 2.37%(c) (cost: $47)	47

	Total Investments (cost: $724,482)	$820,627

9 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$707,759	$—	$—	$707,759
Bonds:
Fixed-Income Funds	108,900	—	—	108,900
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	3,921	—	—	3,921
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	47	—	—	47

Total	$820,627	$—	$—	$820,627

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (86.4%)
	EQUITY & ALTERNATIVE (86.4%)
222,895	USAA Capital Growth Fund Institutional Shares	$2,505
55,164	USAA Emerging Markets Fund Institutional Shares	983
2,684,351	USAA Global Managed Volatility Fund Institutional Shares	28,186
210,876	USAA Growth Fund Institutional Shares	6,286
222,925	USAA Income Stock Fund Institutional Shares	4,264
308,528	USAA International Fund Institutional Shares	8,929
44,420	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	1,985
113,568	USAA MSCI International Value Momentum Blend Index ETF(a)	5,176
22,395	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	1,144
122,561	USAA MSCI USA Value Momentum Blend Index ETF	6,157
19,382	USAA Precious Metals and Minerals Fund Institutional Shares(b)	252
86,665	USAA S&P 500 Index Fund Reward Shares	3,452
115,042	USAA Small Cap Stock Fund Institutional Shares	1,851
1,314,665	USAA Target Managed Allocation Fund	13,488
190,663	USAA Value Fund Institutional Shares	3,562

	Total Equity & Alternative (cost: $84,900)	88,220

	Total Equity Securities (cost: $84,900)	88,220

	BONDS (12.8%)
	FIXED-INCOME FUNDS (12.8%)
827,652	USAA Government Securities Fund Institutional Shares	8,061
24,938	USAA High Income Fund Institutional Shares	196
301,663	USAA Income Fund Institutional Shares	3,897
808	USAA Intermediate-Term Bond Fund Institutional Shares	9
101,925	USAA Short-Term Bond Fund Institutional Shares	933

	Total Fixed-Income Funds (cost: $12,843)	13,096

	Total Bonds (cost: $12,843)	13,096

	MONEY MARKET INSTRUMENTS (0.8%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
830,953	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c) (cost: $831)	831

	Total Investments (cost: $98,574)	$102,147

11 | USAA Target Retirement Funds

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$88,220	$—	$—	$88,220
Bonds:
Fixed-Income Funds	13,096	—	—	13,096
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	831	—	—	831

Total	$102,147	$—	$—	$102,147

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 12

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Target Retirement Income Fund (Target Income), USAA Target Retirement 2020 Fund (Target 2020), USAA Target Retirement 2030 Fund (Target 2030), USAA Target Retirement 2040 Fund (Target 2040), USAA Target Retirement 2050 Fund (Target 2050), and USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the USAA Asset Management Company (the Manager) include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers,

13 | USAA Target Retirement Funds

other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

At March 31, 2019, the Funds’ investments in foreign securities were as listed below:

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Investments in foreign securities	17.2%	25.2%	34.1%	41.4%	44.2%	44.3%

As of March 31, 2019, net assets were as follows:

($ in 000s)	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Net Assets	$329,114	$579,737	$1,285,525	$1,435,038	$820,539	$102,118

Notes to Portfolio of Investments | 14

D. Transactions with affiliated funds – The following tables provide details related to the Fund’s investment in the USAA Funds for the nine-month period ended March 31, 2019:

Target Income: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$2,909	$—	$—	$—	$—	$48	$—	$2,957
Emerging Markets Fund Institutional Shares	—	322	—	(49)	—	238	1,583	1,450
Global Managed Volatility Fund	—	967	—	(78)	—	3,345	31,000	33,300
Government Securities Fund Institutional Shares	657	960	657	(38)	—	1,515	101,822	102,996
Growth Fund Institutional Shares	—	1,097	—	355	—	507	5,859	5,624
High Income Fund Institutional Shares	110	162	110	(4)	—	449	7,687	8,080
Income Fund Institutional Shares	525	1,216	525	(50)	—	2,151	64,474	65,884
Income Stock Fund Institutional Shares	111	—	24	—	—	364	3,426	3,901
International Fund Institutional Shares	—	2,636	—	(257)	—	1,463	13,133	11,703
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	258	3,645	3,903
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	551	5,555	6,106
MSCI USA Small Cap Value Momentum Blend Index ETF	—	—	1	—	—	104	830	934
MSCI USA Value Momentum Blend Index ETF	—	—	24	—	—	775	6,755	7,530
Precious Metals and Minerals Fund Institutional Shares	822	—	—	—	—	(4)	—	818
S&P 500 Index Fund Reward Shares	17	—	17	—	—	376	2,884	3,277
Short-Term Bond Fund Institutional Shares	352	162	351	(1)	—	542	48,922	49,653
Small Cap Stock Fund Institutional
Shares	—	—	—	—	—	190	1,358	1,548
Target Managed Allocation Fund	—	—	—	—	—	1,516	15,213	16,729
Value Fund Institutional Shares	—	2,239	—	944	—	(574)	3,494	1,625

Total	$5,503	$9,761	$1,709	$822	$—	$13,814	$317,640	$328,018

Target 2020: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$8,001	$—	$—	$—	$—	$112	$—	$8,113
Core Intermediate-Term Bond ETF	—	—	11	—	—	53	1,531	1,584
Emerging Markets Fund Institutional Shares	—	572	—	(20)	—	362	2,783	2,553
Global Managed Volatility Fund	—	722	—	(40)	—	8,867	82,967	91,072
Government Securities Fund Institutional Shares	920	559	920	(14)	—	2,084	141,464	143,895
Growth Fund Institutional Shares	—	3,254	—	530	—	2,398	19,721	19,395
High Income Fund Institutional Shares	199	—	199	—	—	792	13,660	14,651
Income Fund Institutional Shares	714	1,876	714	(45)	—	2,911	87,108	88,812
Income Stock Fund Institutional Shares	1,819	559	80	(29)	—	1,305	10,692	13,228
Intermediate-Term Bond Fund Institutional Shares	1	—	1	—	—	4	105	110
International Fund Institutional Shares	—	6,609	—	647	—	2,557	33,993	30,588
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	432	6,108	6,540
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	1,377	13,873	15,250

15 | USAA Target Retirement Funds

Target 2020: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
MSCI USA Small Cap Value Momentum Blend Index ETF	$—	$—	$2	$—	$—	$303	$2,424	$2,727
MSCI USA Value Momentum Blend Index ETF	—	—	66	—	—	2,123	18,492	20,615
Precious Metals and Minerals Fund Institutional Shares	1,443	—	—	—	—	(7)	—	1,436
S&P 500 Index Fund Reward Shares	56	—	56	—	—	1,264	9,701	11,021
Short-Term Bond Fund Institutional Shares	357	—	357	—	—	549	49,557	50,463
Small Cap Stock Fund Institutional Shares	—	578	—	55	—	600	4,519	4,596
Target Managed Allocation Fund	—	—	—	—	—	4,030	40,424	44,454
Value Fund Institutional Shares	—	8,156	—	2,962	—	(1,544)	13,680	6,942

Total	$13,510	$22,885	$2,406	$4,046	$—	$30,572	$552,802	$578,045

Target 2030: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$25,002	$—	$—	$—	$—	$337 $	—	$25,339
Core Intermediate-Term Bond ETF	—	—	34	—	—	165	4,743	4,908
Emerging Markets Fund Institutional Shares	—	628	—	78	—	812	7,208	7,470
Global Managed Volatility Fund	—	—	—	—	—	26,378	247,844	274,222
Government Securities Fund Institutional Shares	1,369	—	1,369	—	—	3,079	210,402	214,850
Growth Fund Institutional Shares	—	9,436	—	382	—	8,997	62,384	62,327
High Income Fund Institutional Shares	367	—	367	—	—	1,461	25,179	27,007
Income Fund Institutional Shares	917	—	917	—	—	3,662	111,377	115,956
Income Stock Fund Institutional Shares	9,112	—	258	—	—	3,851	29,595	42,558
Intermediate-Term Bond Fund Institutional Shares	2	—	2	—	—	8	226	236
International Fund Institutional Shares	—	12,510	—	1,029	—	8,380	95,967	92,866
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	1,276	18,030	19,306
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	4,024	40,553	44,577
MSCI USA Small Cap Value Momentum Blend Index ETF	—	—	7	—	—	1,122	8,947	10,069
MSCI USA Value Momentum Blend Index ETF	—	—	201	—	—	6,465	56,304	62,769
Precious Metals and Minerals Fund Institutional Shares	3,193	—	—	—	—	(11)	63	3,245
S&P 500 Index Fund Reward Shares	176	—	176	—	—	3,944	30,263	34,383
Short-Term Bond Fund Institutional Shares	375	—	375	—	—	576	52,084	53,035
Small Cap Stock Fund Institutional Shares	—	462	—	44	—	1,927	13,931	15,440
Target Managed Allocation Fund	—	—	—	—	—	12,047	120,867	132,914
Value Fund Institutional Shares	—	15,603	—	4,467	—	178	44,990	34,032

Total	$40,513	$38,639	$3,706	$6,000	$—	$88,678	$1,180,957	$1,277,509

Notes to Portfolio of Investments | 16

Target 2040: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$33,574	$—	$—	$—	$—	$562	$—	$34,136
Core Intermediate-Term Bond ETF	—	—	26	—	—	129	3,668	3,797
Emerging Markets Fund Institutional Shares	—	1,502	—	255	—	1,075	10,611	10,439
Global Managed Volatility Fund	—	—	—	—	—	35,555	334,080	369,635
Government Securities Fund Institutional Shares	898	—	898	—	—	2,019	138,037	140,954
Growth Fund Institutional Shares	—	12,271	—	706	—	11,888	83,583	83,906
High Income Fund Institutional Shares	305	—	305	—	—	1,214	20,923	22,442
Income Fund Institutional Shares	584	1,782	584	—	—	2,333	70,928	72,063
Income Stock Fund Institutional Shares	9,777	—	344	—	—	5,188	41,658	56,623
Intermediate-Term Bond Fund Institutional Shares	2	—	2	—	—	5	163	170
International Fund Institutional Shares	—	13,986	—	714	—	12,034	129,866	128,628
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	1,708	24,123	25,831
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	5,402	54,432	59,834
MSCI USA Small Cap Value Momentum Blend Index ETF	—	—	9	—	—	1,445	11,524	12,969
MSCI USA Value Momentum Blend Index ETF	—	—	281	—	—	9,015	78,526	87,541
Precious Metals and Minerals Fund Institutional Shares	3,564	—	—	—	—	(13)	58	3,609
S&P 500 Index Fund Reward Shares	235	—	235	—	—	5,290	40,594	46,119
Short-Term Bond Fund Institutional Shares	168	—	168	—	—	258	23,324	23,750
Small Cap Stock Fund Institutional Shares	—	—	—	—	—	2,694	19,202	21,896
Target Managed Allocation Fund	—	—	—	—	—	16,225	162,773	178,998
Value Fund Institutional Shares	—	18,528	—	5,030	—	1,096	58,243	45,841

Total	$49,107	$48,069	$2,852	$6,705	$—	$115,122	$1,306,316	$1,429,181

Target 2050: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$20,297	$—	$—	$—	$—	$346	$—	$20,643
Core Intermediate-Term Bond ETF	—	—	7	—	—	33	934	967
Emerging Markets Fund Institutional Shares	—	397	—	44	—	820	7,030	7,497
Global Managed Volatility Fund	1,536	—	—	—	—	21,621	202,168	225,325

17 | USAA Target Retirement Funds

Target 2050: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Government Securities Fund Institutional Shares	$417	$—	$417	$—	$—	$936	$64,040	$65,393
Growth Fund Institutional Shares	—	6,447	—	296	—	7,252	50,089	51,190
High Income Fund Institutional Shares	28	—	28	—	—	112	1,913	2,053
Income Fund Institutional Shares	251	—	251	—	—	1,002	30,496	31,749
Income Stock Fund Institutional Shares	7,546	—	206	—	—	3,061	23,307	33,914
Intermediate-Term Bond Fund Institutional Shares	1	—	1	—	—	5	124	130
International Fund Institutional Shares	—	8,276	—	571	—	7,074	77,851	77,220
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	1,056	14,914	15,970
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	3,286	33,112	36,398
MSCI USA Small Cap Value Momentum Blend Index ETF	—	—	6	—	—	970	7,742	8,712
MSCI USA Value Momentum Blend Index ETF	2,377	—	167	—	—	5,159	44,630	52,166
Precious Metals and Minerals Fund Institutional Shares	2,038	—	—	—	—	(11)	—	2,027
S&P 500 Index Fund Reward Shares	141	—	140	—	—	3,158	24,242	27,541
Short-Term Bond Fund Institutional Shares	61	—	61	—	—	93	8,454	8,608
Small Cap Stock Fund Institutional Shares	—	—	—	—	—	1,685	12,011	13,696
Target Managed Allocation Fund	—	—	—	—	—	9,810	98,413	108,223
Value Fund Institutional Shares	—	12,513	—	2,380	—	1,314	36,056	27,237

Total	$34,693	$27,633	$1,284	$3,291	$—	$68,782	$737,526	$816,659

Target 2060: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Capital Growth Fund Institutional Shares	$2,464	$—	$—	$—	$—	$41	$—	$2,505
Emerging Markets Fund Institutional Shares	—	—	—	—	—	109	874	983
Global Managed Volatility Fund	1,833	—	—	—	—	2,607	23,746	28,186
Government Securities Fund Institutional Shares	741	—	49	—	—	113	7,207	8,061
Growth Fund Institutional Shares	—	407	—	14	—	879	5,800	6,286
High Income Fund Institutional Shares	49	—	3	—	—	9	138	196
Income Fund Institutional Shares	124	—	31	—	—	122	3,651	3,897
Income Stock Fund Institutional Shares	1,379	—	26	—	—	367	2,518	4,264
Intermediate-Term Bond Fund Institutional Shares	—*	—	—*	—	—	1	8	9
International Fund Institutional Shares	—	494	—	(16)	—	871	8,568	8,929
MSCI Emerging Markets Value Momentum Blend Index ETF	—	—	—	—	—	131	1,854	1,985
MSCI International Value Momentum Blend Index ETF	92	—	—	—	—	463	4,621	5,176
MSCI USA Small Cap Value Momentum Blend Index ETF	92	—	1	—	—	121	931	1,144
MSCI USA Value Momentum Blend Index ETF	359	—	20	—	—	622	5,176	6,157

Notes to Portfolio of Investments | 18

Target 2060: ($ in 000s) Affiliated USAA Fund	Purchase Cost(a)	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
Precious Metals and Minerals Fund Institutional Shares	$253	$—	$—	$—	$—	$(1)	$—	$252
S&P 500 Index Fund Reward Shares	198	—	17	—	—	377	2,877	3,452
Short-Term Bond Fund Institutional Shares	7	—	6	—	—	10	916	933
Small Cap Stock Fund Institutional Shares	162	—	—	—	—	209	1,480	1,851
Target Managed Allocation Fund	755	—	—	—	—	1,182	11,551	13,488
Value Fund Institutional Shares	—	1,206	—	(138)	—	591	4,315	3,562

Total	$8,508	$2,107	$153	$(140)	$—	$8,824	$86,231	$101,316

*	Represents less than $500.
(a)	Includes reinvestment of distributions from dividend income and realized gains.

SPECIFIC NOTES

(a)	The security, or a portion thereof, was out on loan as of March 31, 2019.

(b)	Non-income-producing security.

(c)	Rate represents the money market fund annualized seven-day yield at March 31, 2019.

19 | USAA Target Retirement Funds